STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Class B ordinary shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at May. 20, 2021			$ 0
Increase (Decrease) in Stockholders' Equity
Issuance of Class B ordinary shares to Sponsor	$ 575	$ 24,425	0	$ 25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	5,750,000
Transfer of Class B ordinary shares to officers and directors		569,868	0	569,868
Transfer of Class B ordinary shares to Representative and Sponsor investor		969,382	0	969,382
Remeasurement of Class A ordinary shares to redemption value		$ (1,563,675)	(19,504,538)	(21,068,213)
Net income (loss)			2,162,761	2,162,761
Balance at the end at Dec. 31, 2021	$ 575		(17,341,777)	(17,341,202)
Balance at the end (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value			(5,293)	(5,293)
Net income (loss)			5,824,459	5,824,459
Balance at the end at Mar. 31, 2022	$ 575		(11,522,611)	(11,522,036)
Balance at the end (in shares) at Mar. 31, 2022	5,750,000
Balance at the beginning at Dec. 31, 2021	$ 575		(17,341,777)	(17,341,202)
Balance at the beginning (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value			(2,901,000)	(2,901,000)
Net income (loss)			11,645,768	11,645,768
Balance at the end at Dec. 31, 2022	$ 575		(8,597,009)	(8,596,434)
Balance at the end (in shares) at Dec. 31, 2022	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value			(2,671,551)	(2,671,551)
Net income (loss)			320,881	320,881
Balance at the end at Mar. 31, 2023	$ 575		$ (10,947,679)	$ (10,947,104)
Balance at the end (in shares) at Mar. 31, 2023	5,750,000